Cost of Services (Details) - Schedule of cost of services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost of services [Abstract]
Payroll and related	$ 1,888	$ 1,615	$ 1,266
Depreciation and amortization	667	746	1,161
Subcontractors	505	657	902
Freight	189	197	279
Others	274	171	227
Total	$ 3,523	$ 3,386	$ 3,835